LEASES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Right of use assets	$ 42,215	$ 43,183	$ 36,627
Cost of sales [member]
Statement [Line Items]
Right of use assets	32,025	35,005	28,082
Distribution cost [Member]
Statement [Line Items]
Right of use assets	1,647	1,068	1,184
Administrative expenses [member]
Statement [Line Items]
Right of use assets	$ 8,543	$ 7,110	$ 7,361